Cover	Apr. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2023
Entity File Number	001-37977
Entity Registrant Name	AVADEL PHARMACEUTICALS PLC
Entity Central Index Key	0001012477
Entity Tax Identification Number	98-1341933
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
City Area Code	353
Local Phone Number	1 901 5201
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares*
Trading Symbol	AVDL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false